Computation of Net Income Per Share (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income	$ 4,978,692	$ 2,305,352	$ 5,934,990
Denominator:
Weighted average common shares outstanding	17,907,597	18,146,627	18,422,050
Equivalent shares issuable upon vesting of restricted stock awards and dilutive shares	28,896	37,311	51,574
Diluted shares	17,936,493	18,183,938	18,473,624
Net income per share:
Basic	$ 0.28	$ 0.13	$ 0.32
Diluted	$ 0.28	$ 0.13	$ 0.32